Stated Capital	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Stated Capital	STATED CAPITAL

	United States Dollar
Figures in millions unless otherwise stated	2022	2021

Balance at beginning of the year	3,871.5	3,871.5
Balance at end of the year	3,871.5	3,871.5

Figures in millions unless otherwise stated	Number of shares in issue	Number of shares in issue

In issue at 1 January	887,717,348	883,333,518
Exercise of employee share options	3,661,223	4,383,830
In issue at 31 December	891,378,571	887,717,348
Authorised	2,000,000,000	2,000,000,000
    Authorised and issued
Holders of shares are entitled to dividends as declared from time to time and are entitled to one vote per share at general meetings of the Company.
In terms of the general authority granted by shareholders at the AGM on 1 June 2022, the authorised but unissued ordinary stated capital of the Company representing not more than 5% of the issued stated capital of the Company from time to time at that date, after setting aside so many ordinary shares as may be required to be allotted and issued pursuant to the share incentive schemes, was placed under the control of the Directors. This authority expires at the next Annual General Meeting where shareholders will be asked to place under the control of the Directors the authorised but unissued ordinary stated capital of the Company representing not more than 5% of the issued stated capital of the Company from time to time.
In terms of the JSE Listings Requirements, shareholders may, subject to certain conditions, authorise the Directors to issue the shares held under their control for cash, other than by means of a rights offer, to shareholders. In order that the Directors of the Company may be placed in a position to take advantage of favourable circumstances which may arise for the issue of such shares for cash, without restriction, for the benefit of the Company, shareholders will be asked to consider a special ordinary resolution to this effect at the forthcoming AGM.
    Repurchase of shares
The Company has not exercised the general authority granted to buy back shares from its issued ordinary stated capital granted at the AGM held on 1 June 2022. Currently, the number of ordinary shares that may be bought back in any one financial year may not exceed 10% of the issued ordinary share capital as of 1 June 2022. At the next AGM, shareholders will be asked to renew the general authority for the acquisition by the Company, or a subsidiary of the Company, of its own shares.
    Beneficial shareholding
The following beneficial shareholders hold 5% or more of the Company’s listed ordinary shares at 31 December 2022:

	Number of shares	% of issued ordinary shares

Public Investment Corporation (Government Employees Pension Fund)	101,392,308	11.37%
VanEck Vectors Gold Miners ETF	46,198,984	5.18%